Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2018
Prospectus Date	rr_ProspectusDate	Dec. 31, 2018
JAMES ALPHA YORKVILLE MLP PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios. More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Shares Reduced Sales Charge Information” on page 22 of the Portfolio’s Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the six month period ended May 31, 2018, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s strategy is to invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of master limited partnerships (“MLPs”) and in other investments that have economic characteristics similar to such securities. Such other investments may include MLP-related exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), I-Shares or institutional units (“I-Units”) issued by MLP affiliates and “C” corporations that hold significant interests in MLPs. The MLPs in which the Portfolio will primarily invest include MLPs engaged in the transportation, storage and processing of natural resources, although the Portfolio may also invest in other types of MLPs that seek to take advantage of new regulation of investment vehicles. The Portfolio may also invest in securities of companies principally engaged in U.S. energy infrastructure.

MLPs generally are organized as limited partnerships or limited liability companies and are taxed as partnerships for U.S. federal income tax purposes. The Portfolio may also invest in MLPs taxed as “C” corporations. Interests in MLPs trade on a public stock exchange, similar to stock of corporations. MLPs generally have two classes of owners, the general partner and limited partners. The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. General partner interests typically have first priority to receive quarterly cash distributions up to an established amount, and the general partner also generally receives a larger portion of the net income as incentive. Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the MLP’s operations and management. Distributable cash in excess of minimum quarterly distributions payable to holders of general partner interests is paid to holders of limited partner interests and subordinated units and is distributed to both generally on a pro rata basis. The Portfolio may invest in either general partner or limited partner interests, and may invest in general partner interests without limitation. General partner interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP.

ETFs are investment companies the shares of which trade throughout the day on an exchange, and whose goal is often to track or replicate a particular index representing a particular sector, market or global segment. ETNs are unsecured debt obligations issued by a bank or other financial institution that seek to track the performance of an index, an MLP index in the case of the Portfolio, over a specified period. Like MLPs and ETFs, interests in ETNs generally trade on a public exchange.

Unlike most mutual funds, the Portfolio does not have flow-through tax treatment such as that afforded to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). This is because the Portfolio will invest a greater percentage of its assets in MLPs than is permitted under the Code in order for a mutual fund to qualify as a regulated investment company. The Portfolio instead is taxed as a Subchapter “C” corporation for U.S. federal income tax purposes. Accordingly, the Portfolio is subject to U.S. federal income tax on its taxable income at the graduated tax rates applicable to corporations and will be subject to state and local tax by reason of its tax status and its investments in MLPs.

The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.

The Portfolio generally will invest in MLPs, ETFs, ETNs and other investments that the portfolio managers believe can generate repeatable cash flows that will grow over time, that have a conservative capital structure and that are trading at attractive valuations. In constructing the investment universe, the Portfolio’s sub-adviser employs a bottom-up process that evaluates and ranks potential investments according to the sub-adviser’s analysis of each company’s financial statements, business model and competitive advantages. This evaluation includes financial modeling of each company’s projected revenue, cash flow and other financial metrics and a determination by the Portfolio’s sub-adviser of what it believes to be the company’s intrinsic value. Investments are made in those companies that the Portfolio’s sub-adviser believes are trading at a fair price relative to intrinsic value and that present the best risk-reward opportunity relative to other potential investments. The Portfolio’s sub-adviser seeks to control risk by establishing internal guidelines on acceptable exposures to particular sub-industries and individual positions.

The Portfolio’s sub-adviser will consider selling a security if, among other things, (1) a security reaches the target price established by the sub-adviser; (2) a change occurs in the fundamentals of the company or the industry in which the company conducts its business; (3) a change in business model, competitive advantages and/or management occurs; or (4) a more attractive investment opportunity is identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio's strategy is to invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of master limited partnerships ("MLPs") and in other investments that have economic characteristics similar to such securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Deferred Tax Risk. The Portfolio is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Portfolio is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (at a maximum rate of 35%, for taxable years of the Portfolio beginning before January 1, 2018, and 21% for taxable years thereafter) as well as state and local income taxes. The Portfolio will not benefit from the current favorable federal income tax rates on long-term capital gains and Portfolio income, losses and expenses will not be passed through to the Portfolio’s shareholders.

An investment strategy whereby a fund is taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes involves complicated accounting, tax, net asset value (“NAV”) and share valuation aspects that may cause the Portfolio to differ significantly from most other open-end registered investment companies. Accounting, tax, and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Portfolio, which, in turn, could have significant adverse consequences on the Portfolio and its shareholders. Moreover, changes in tax laws, rates or regulations, or future interpretations of such laws or regulations, could adversely affect the Portfolio or the MLPs in which the Portfolio invests. Legislation also could negatively impact the amount, timing and/or tax characterization of distributions received by Portfolio shareholders.

The Portfolio’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Portfolio’s deferred tax liability and/or asset balances used to calculate the Portfolio’s NAV may vary dramatically from the Portfolio’s actual tax liability, and, as a result, the determination of the Portfolio’s actual tax liability may have a material impact on the Portfolio’s NAV. From time to time, the Portfolio may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Portfolio’s NAV. Shareholders who redeem their shares at a NAV that is based on estimates of the Portfolio’s current taxes and deferred tax liability and/or asset balances may benefit at the expense of remaining shareholders (or remaining shareholders may benefit at the expense of redeeming shareholders) if the estimates are later revised or ultimately differ from the Portfolio’s actual tax liability and/or asset balances.

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. This U.S. federal tax legislation reduces the general statutory U.S. federal corporate income tax rate from 35% to 21%, makes changes regarding the use of net operating losses, repeals the corporate alternative minimum tax, and makes other changes which may have effects on the Portfolio. These changes may affect the Portfolio’s daily estimates of its current taxes and deferred tax liability and/or asset balances used in the calculation of its daily NAV. The Portfolio will be evaluating this tax legislation for its potential effects on these estimates and for its potential effects on the amounts of income taxes actually incurred. As disclosed above, the daily estimate of current taxes and deferred tax liability and/or asset balances used to calculate the Portfolio’s NAV could vary significantly from the Portfolio’s actual tax liability or benefit, which may have a material impact on the Portfolio’s NAV. The Portfolio may modify its estimates and assumptions regarding its current taxes and deferred tax liability and/or asset balances as this evaluation of the tax legislation occurs and as new information regarding the legislation or other matters becomes available, such modifications in estimates or assumptions may have a material impact on the Portfolio’s NAV.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed income instruments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Exchange-Traded Notes (“ETN”) Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. There may be restrictions on the Portfolio’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Portfolio’s decision to sell its ETN holdings may be limited by the unavailability of a secondary market. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Industry Specific Risk. The MLPs in which the Portfolio invests are subject to risks specific to the industry they serve, including the following:

• Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

• Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an energy infrastructure MLP.

• Slowdowns in new construction and acquisitions can limit growth potential.

• A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.

• Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an energy infrastructure MLP to make distributions.

• Changes in the regulatory environment could adversely affect the profitability of energy infrastructure MLPs.

• Extreme weather or other natural disasters could impact the value of energy infrastructure MLP securities.

• Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.

• Threats of attack by terrorists on energy assets could impact the market for energy infrastructure MLP securities.

• Global political and economic instability could affect the operations of MLPs and energy companies in unpredictable ways, including through disruptions of natural resources supplies and markets and the resulting volatility in commodity prices. Recent political and military instability in a variety of countries throughout the Middle East and North Africa has heightened these risks.

• Market disruptions arising out of geopolitical events could also prevent the Portfolio from executing advantageous investment decisions in a timely manner.

• Recently, the price of oil, natural gas and other fossil fuels has declined significantly and experienced significant volatility, which has adversely impacted companies operating in the energy sector. There can be no assurance that the price of oil, natural gas and other fossil fuels will not decline further and have a further adverse effect.

To the extent new regulations permit the Portfolio to invest in new or different types of MLPs, the Portfolio may be subject to risks that are different from or in addition to the above described industry-specific risks.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Investment Focus Risk. To the extent the Portfolio invests a greater amount in any one sector or industry, such as energy, the Portfolio’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Portfolio if conditions adversely affect that sector or industry.

Management Risk. The investment techniques and risk analysis used by the Portfolio’s portfolio managers may not produce the desired results.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

MLP Risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including cash flow growth, cash generating power and distribution coverage. In addition, there are several specific risks associated with investments in MLPs, including the following:

• Limited Partner Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Code. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.

• Liquidity Risk. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.

• Interest Rate Risk. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers.

• General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member. Conflicts of interest may occur between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

• I-Shares Risk. Securities of MLP affiliates and I-Shares represent an indirect investment in the equity securities of MLPs. Holders of the securities of MLP affiliates and I-Shares are therefore generally subject to the same risks as holders of equity securities of MLPs.

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and lower income.

To the extent a distribution received by the Portfolio from an MLP is treated as a return of capital, the Portfolio’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Portfolio for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Portfolio to restate the character of its distributions and amend any shareholder tax reporting previously issued. If an MLP amends its partnership tax return after it reports income, gains, losses, deductions and expenses to the Portfolio, the Portfolio may be required to send you a corrected Form 1099 to reflect information reclassified by the MLP, which could, in turn, require you to amend your federal, state or local tax returns.

Non-Diversification Risk. The Portfolio is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Portfolio’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Portfolio more than would occur in a diversified fund.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Portfolio's assets may be invested in a limited number of issuers, a change in the value of one or a few issuers' securities will affect the value of the Portfolio more than would occur in a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns for the past 1 year and since inception of the Portfolio compare with those of the Alerian MLP Index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns for the past 1 year and since inception of the Portfolio compare with those of the Alerian MLP Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Returns – Calendar Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2 2016	21.89%
Worst Quarter:	Q2 2017	-14.09%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.09%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns  (For periods ended December 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

JAMES ALPHA YORKVILLE MLP PORTFOLIO | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.34%)
JAMES ALPHA YORKVILLE MLP PORTFOLIO | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JAMLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.28%	[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in The Saratoga Advantage Trust Portfolios.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	793
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,564
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,394
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	793
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,564
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,394
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.58%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
JAMES ALPHA YORKVILLE MLP PORTFOLIO | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JMLPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.86%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.03%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,016
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,844
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,996
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,016
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,844
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,996
Annual Return 2016	rr_AnnualReturn2016	25.47%
Annual Return 2017	rr_AnnualReturn2017	(9.17%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.55%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
JAMES ALPHA YORKVILLE MLP PORTFOLIO | Class I Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.08%)
JAMES ALPHA YORKVILLE MLP PORTFOLIO | Class I Shares | Return After Taxes on Distributions and Sale of Portfolio Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.20%)
JAMES ALPHA YORKVILLE MLP PORTFOLIO | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MLPCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.84%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.03%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 406
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,298
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,802
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	306
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,300
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,298
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,802
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.35%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015

[1]	Deferred/Current Income Tax Expense represents the Portfolio's potential income tax expense if it were to recognize unrealized gains/(losses) in the Portfolio. Deferred/current income tax expense is dependent upon the Portfolio's net investment income/(loss) and realized and unrealized gains/(losses) on investment and such expenses may vary greatly from year to year depending on the nature of the Portfolio's investments, the performance of those investments and general market conditions. Therefore, the Portfolio's deferred/current income tax expense cannot be reliably predicted from year to year. Further information regarding the Portfolio's deferred/current income tax expense can be found in the section entitled "Pricing of Portfolio Shares."
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[3]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, taxes (including deferred tax expense), interest, dividend and interest expenses on short sales, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 2.24%, 1.99% and 2.99% of the Portfolio's average net assets for Class A, Class I and Class C shares, respectively, through March 31, 2020 (each an "Expense Cap"). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[4]	The Portfolio commenced operations on March 31, 2015.